Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

5. Fair Value Measurements

The following table presents information about our financial assets and liabilities measured at fair value on a recurring basis and indicates the level of fair value hierarchy utilized to determine such fair values:

As of March 31, 2021 (In thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Cash equivalents—money market funds	$343,287	$—	$—	$343,287
Restricted cash—money market funds	4,200	—	—	4,200

Total Assets	$347,487	$—	$—	$347,487

Liabilities:
Private placement warrants	$—	$—	$729	$729

Total Liabilities	$—	$—	$729	$729

As of December 31, 2020 (In thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Cash equivalents—money market funds	$383,623	$—	$—	$383,623
Restricted cash—money market funds	4,200	—	—	4,200

Total Assets	$387,823	$—	$—	$387,823

Liabilities:
Private placement warrants	$—	$—	$—	$—

Total Liabilities	$—	$—	$—	$—

There have been no impairments of our assets measured and carried at fair value during the three months ended March 31, 2021. In addition, there were no changes in valuation techniques, inputs utilized or transfers between fair measurement levels in the periods presented.

The carrying amounts reflected in our condensed consolidated balance sheets for our cash and cash equivalents, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities approximate fair value due to the short-term nature of these assets and liabilities.

The private placement warrants represent the only Level 3 assets and liabilities carried at fair market value as of March 31, 2021. The fair value measurement of the private placement warrants is sensitive to changes in the unobservable inputs used to value the financial instrument. Changes in the inputs could result in changes to the fair value of each financial instrument.

The following table provides a roll forward of the liability associated with our private placement warrants:

(In thousands)	Amount
Liability, December 31, 2020	$—
Reclassification from equity	(305)
Change in fair value	(424)

Liability, March 31, 2021	$(729)

We reclassified our private placement warrants from equity to other long-term liabilities as of March 31, 2021. Our estimate of the fair value of our private placement warrant liability was determined through a binomial lattice model utilizing a discount rate of 0.80%, an expected volatility implied by the market price of the public warrants of 37.7%, an expected dividend yield of 0% and the fair values of our common stock and public warrants as of March 31, 2021.

8. Fair Value Measurements

The following table presents information about our financial assets and liabilities measured at fair value on a recurring basis and indicates the level of fair value hierarchy utilized to determine such fair values:

As of December 31, 2020 (In thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Cash equivalents—money market funds	$383,623	$—	$—	$383,623
Restricted cash—money market funds	4,200	—	—	4,200

Total Assets	$387,823	$—	$—	$387,823

Liabilities:
Equity Commitment	$—	$—	$—	$—
Share Purchase Option	—	—	—	—

Total Liabilities	$—	$—	$—	$—

As of December 31, 2019 (In thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Cash equivalents—money market funds	$79,551	$—	$—	$79,551
Restricted cash—money market funds	4,131	—	—	4,131

Total Assets	$83,682	$—	$—	$83,682

Liabilities:
Equity Commitment	$—	$—	$(2,000)	$(2,000)
Share Purchase Option	—	—	(260)	(260)

Total Liabilities	$—	$—	$(2,260)	$(2,260)

As described in Note 7, Equity Commitment and Share Purchase Option, to these consolidated financial statements, the Equity Commitment and Share Purchase Option represent the only Level 3 assets and liabilities carried at fair market value as of December 31, 2019. The fair value measurements of the Equity Commitment and Share Purchase Option were sensitive to changes in the unobservable inputs used to value the financial instruments. Changes in the estimated future funding dates or fair value of the company’s stock could result in changes to the fair value of each financial instrument. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020 and 2019.

An analysis of the changes in the Equity Commitment and Share Purchase Option are summarized as follows:

Equity Commitment (In thousands)	2020	2019
Beginning (liability) asset balance	$(2,000)	$11,412
Change in fair value	(3,530)	(51,562)
Partial settlement of Equity Commitment liability upon issuance of Series A-1 Preferred Stock and Series A Common Stock	5,530	38,150

Ending asset (liability) balance	$—	$(2,000)

Share Purchase Option (In thousands)	2020	2019
Beginning liability balance	$(260)	$(5,380)
Change in fair value	260	5,120

Ending liability balance	$—	$(260)